Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (PEO)(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(6)	Total Net Product Sales (millions)(7)
					Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)
2025	$3,851,468	$7,631,936	$1,439,407	$2,422,752	$67	$120	$(220.5)	$216.1
2024	3,896,241	4,344,635	1,346,371	1,465,190	36	91	(18.9)	198.8
2023	3,720,215	1,783,986	1,363,243	788,310	32	92	2.5	192.6
2022	4,269,410	859,606	1,508,434	340,324	56	89	6.3	254.4
2021	6,194,157	5,604,622	1,963,831	2,037,543	119	99	33.2	268.7

Company Selected Measure Name	net product sales
Named Executive Officers, Footnote	Dr. Polymeropoulos (our President, Chief Executive Officer and Chairman of the Board) served as the Company’s principal executive officer for the entirety of 2025, 2024, 2023, 2022 and 2021 and the Company’s other NEOs for such years were as follows: Kevin Moran; Gunther Birznieks; Joakim Wijkstrom; and Timothy Williams. Mr. Williams resigned as the Company’s Senior Vice President, General Counsel and Secretary effective April 10, 2026.
Peer Group Issuers, Footnote	Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our TSR peer group. The TSR peer group consists of the Nasdaq Biotechnology Index (NBI).
PEO Total Compensation Amount	$ 3,851,468	$ 3,896,241	$ 3,720,215	$ 4,269,410	$ 6,194,157
PEO Actually Paid Compensation Amount	$ 7,631,936	4,344,635	1,783,986	859,606	5,604,622
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($)(6)	($)(7)	($)
Dr. Mihael H. Polymeropoulos
2025	$3,851,468	$(2,007,000)	$3,969,000	$1,860,123	$—	$(41,655)	$—	$7,631,936
2024	3,896,241	(1,971,000)	2,155,500	150,953	—	112,941	—	4,344,635
2023	3,720,215	(1,799,375)	1,035,913	(923,158)	—	(249,609)	—	1,783,986
2022	4,269,410	(2,757,740)	1,733,481	(1,730,772)	—	(654,773)	—	859,606
2021	6,194,157	(4,792,295)	3,260,927	351,870	—	589,963	—	5,604,622
Average Other NEOs
2025	$1,439,407	$(557,500)	$1,102,500	$449,856	$—	$(11,511)	$—	$2,422,752
2024	1,346,371	(446,432)	488,221	42,512	—	34,518	—	1,465,190
2023	1,363,243	(509,148)	293,167	(273,247)	—	(85,705)	—	788,310
2022	1,508,434	(780,486)	490,676	(616,032)	—	(262,268)	—	340,324
2021	1,963,831	(1,285,018)	874,904	187,328	—	296,498	—	2,037,543

Non-PEO NEO Average Total Compensation Amount	$ 1,439,407	1,346,371	1,363,243	1,508,434	1,963,831
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,422,752	1,465,190	788,310	340,324	2,037,543
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($)(6)	($)(7)	($)
Dr. Mihael H. Polymeropoulos
2025	$3,851,468	$(2,007,000)	$3,969,000	$1,860,123	$—	$(41,655)	$—	$7,631,936
2024	3,896,241	(1,971,000)	2,155,500	150,953	—	112,941	—	4,344,635
2023	3,720,215	(1,799,375)	1,035,913	(923,158)	—	(249,609)	—	1,783,986
2022	4,269,410	(2,757,740)	1,733,481	(1,730,772)	—	(654,773)	—	859,606
2021	6,194,157	(4,792,295)	3,260,927	351,870	—	589,963	—	5,604,622
Average Other NEOs
2025	$1,439,407	$(557,500)	$1,102,500	$449,856	$—	$(11,511)	$—	$2,422,752
2024	1,346,371	(446,432)	488,221	42,512	—	34,518	—	1,465,190
2023	1,363,243	(509,148)	293,167	(273,247)	—	(85,705)	—	788,310
2022	1,508,434	(780,486)	490,676	(616,032)	—	(262,268)	—	340,324
2021	1,963,831	(1,285,018)	874,904	187,328	—	296,498	—	2,037,543

Compensation Actually Paid vs. Total Shareholder Return
As described in more detail in the section Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes key performance measures to align executive compensation with Company performance, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. We believe the compensation actually paid in each of the years reported above and over the five-year cumulative period are reflective of the leverage of our executive compensation program towards variable pay elements as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our incentive programs. As such, the CEO and non-CEO “compensation actually paid” each year were aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphics of the relationships related to information presented in the Pay versus Performance table. These charts show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO compensation actually paid and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s total net product sales, which includes Fanapt®, HETLIOZ® and PONVORY® net product sales.

Compensation Actually Paid vs. Net Income
As described in more detail in the section Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes key performance measures to align executive compensation with Company performance, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. We believe the compensation actually paid in each of the years reported above and over the five-year cumulative period are reflective of the leverage of our executive compensation program towards variable pay elements as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our incentive programs. As such, the CEO and non-CEO “compensation actually paid” each year were aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphics of the relationships related to information presented in the Pay versus Performance table. These charts show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO compensation actually paid and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s total net product sales, which includes Fanapt®, HETLIOZ® and PONVORY® net product sales.

Compensation Actually Paid vs. Company Selected Measure
As described in more detail in the section Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes key performance measures to align executive compensation with Company performance, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. We believe the compensation actually paid in each of the years reported above and over the five-year cumulative period are reflective of the leverage of our executive compensation program towards variable pay elements as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our incentive programs. As such, the CEO and non-CEO “compensation actually paid” each year were aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphics of the relationships related to information presented in the Pay versus Performance table. These charts show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO compensation actually paid and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s total net product sales, which includes Fanapt®, HETLIOZ® and PONVORY® net product sales.

Total Shareholder Return Vs Peer Group
As described in more detail in the section Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes key performance measures to align executive compensation with Company performance, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. We believe the compensation actually paid in each of the years reported above and over the five-year cumulative period are reflective of the leverage of our executive compensation program towards variable pay elements as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our incentive programs. As such, the CEO and non-CEO “compensation actually paid” each year were aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphics of the relationships related to information presented in the Pay versus Performance table. These charts show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO compensation actually paid and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s total net product sales, which includes Fanapt®, HETLIOZ® and PONVORY® net product sales.

Total Shareholder Return Amount	$ 67	36	32	56	119
Peer Group Total Shareholder Return Amount	120	91	92	89	99
Net Income (Loss)	$ (220,500,000)	$ (18,900,000)	$ 2,500,000	$ 6,300,000	$ 33,200,000
Company Selected Measure Amount	216,100,000	198,800,000	192,600,000	254,400,000	268,700,000
PEO Name	Dr. Mihael H. Polymeropoulos
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as calculated per SEC disclosure rules, and certain financial performance measures with respect to the Company. Compensation actually paid, as calculated per SEC disclosure rules, differs from the total compensation reported in the Summary Compensation Table in the applicable year due to the impact of changes in our stock price as well as the achievement of the underlying vesting conditions with respect to our equity awards, while compensation reported in the Summary Compensation Table calculates equity awards based on the grant date fair value of such equity awards and does not include any adjustments for failure to achieve the underlying vesting conditions or changes in our stock price. In addition, the Summary Compensation Table total for a given year captures compensation with respect to equity awards granted during such year, while the compensation actually paid captures compensation associated with fluctuations in the value of prior year equity grants. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to Compensation Discussion and Analysis.
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for Dr. Polymeropoulos and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for such year other than Dr. Polymeropoulos.To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Polymeropoulos and for the average of the other NEOs is set forth following the footnotes to this table. Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.The performance measures set forth in the table are based on the total net product sales of the three product categories that currently comprise our commercial portfolio: (i) Fanapt® oral tablets for the treatment of bipolar I disorder and schizophrenia, (ii) HETLIOZ® capsules for the treatment of Non-24-Hour Sleep-Wake Disorder (Non-24) and HETLIOZ® capsules and oral suspension (HETLIOZ LQ®) for the treatment of nighttime sleep disturbances in SMS and (iii) PONVORY® for the treatment of RMS, to include clinically isolated syndrome, relapsing-remitting disease and active secondary progressive disease, in adults. Given the importance of Fanapt®, HETLIOZ® and PONVORY® to our business, as discussed further above, the Company has determined that total net product sales, which includes Fanapt®, HETLIOZ® and PONVORY® net product sales, is the financial performance measure that, in the Company’s assessment, represents the most important performance measures used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages of the other NEOs.
(2)Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)Represents the fair value at vesting of the stock option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
As described in greater detail in Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is total net product sales, which includes Fanapt®, HETLIOZ® and PONVORY® net product sales.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,007,000)	$ (1,971,000)	$ (1,799,375)	$ (2,757,740)	$ (4,792,295)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,969,000	2,155,500	1,035,913	1,733,481	3,260,927
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,860,123	150,953	(923,158)	(1,730,772)	351,870
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,655)	112,941	(249,609)	(654,773)	589,963
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(557,500)	(446,432)	(509,148)	(780,486)	(1,285,018)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,500	488,221	293,167	490,676	874,904
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,856	42,512	(273,247)	(616,032)	187,328
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,511)	34,518	(85,705)	(262,268)	296,498
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0